Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Profit before tax	$ 8,691	$ 6,899	$ 2,501
Finance income and expense	1,284	1,282	1,251
Share of after tax losses of associates and joint ventures	28	12	5
Depreciation, amortisation and impairment	6,688	5,387	5,480
Increase in trade and other receivables	(1,624)	(1,425)	(1,349)
(Increase)/decrease in inventories	(131)	(669)	3,941
Increase in trade and other payables and provisions	862	2,394	1,165
Gains on disposal of intangible assets	(64)	(251)	(104)
Fair value movements on contingent consideration arising from business combinations	311	549	82
Non-cash and other movements	(121)	(386)	(692)
Cash generated from operations	15,924	13,792	12,280
Interest paid	(1,313)	(1,081)	(849)
Tax paid	(2,750)	(2,366)	(1,623)
Net cash inflow from operating activities	11,861	10,345	9,808
Cash flows from investing activities
Acquisition of subsidiaries, net of cash acquired	(2,771)	(189)	(48)
Payments upon vesting of employee share awards attributable to business combinations	(3)	(84)	(215)
Payment of contingent consideration from business combinations	(1,008)	(826)	(772)
Purchase of property, plant and equipment	(1,924)	(1,361)	(1,091)
Disposal of property, plant and equipment	55	132	282
Purchase of intangible assets	(2,662)	(2,417)	(1,480)
Disposal of intangible assets	123	291	447
Movement in profit-participation liability		190
Purchase of non-current asset investments	(96)	(136)	(45)
Disposal of non-current asset investments	78	32	42
Movement in short-term investments, fixed deposits and other investing instruments	30	97	(114)
Payments to associates and joint ventures	(158)	(80)	(26)
Disposal of investments in associates and joint ventures	13
Interest received	343	287	60
Net cash outflow from investing activities	(7,980)	(4,064)	(2,960)
Net cash inflow before financing activities	3,881	6,281	6,848
Cash flows from financing activities
Proceeds from issue of share capital	38	33	29
Own shares purchased by Employee Benefit Trusts	(81)
Issue of loans and borrowings	6,492	3,816
Repayment of loans and borrowings	(4,652)	(4,942)	(1,271)
Dividends paid	(4,629)	(4,481)	(4,364)
Hedge contracts relating to dividend payments	16	(19)	(127)
Repayment of obligations under leases	(316)	(268)	(244)
Movement in short-term borrowings	(31)	161	74
Payment of Acerta Pharma share purchase liability	(833)	(867)	(920)
Net cash outflow from financing activities	(3,996)	(6,567)	(6,823)
Net (decrease)/increase in Cash and cash equivalents in the period	(115)	(286)	25
Cash and cash equivalents at the beginning of the period	5,637	5,983	6,038
Exchange rate effects	(93)	(60)	(80)
Cash and cash equivalents at the end of the period	$ 5,429	$ 5,637	$ 5,983